Offerings	May 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,800,000
Proposed Maximum Offering Price per Unit	3.62
Maximum Aggregate Offering Price	$ 10,136,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,399.78
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	3.62
Maximum Aggregate Offering Price	$ 1,810,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 249.96
Offering Note	1 (1) (a) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act") there are also registered hereunder such indeterminate number of additional shares as may become available for issuance pursuant to the DHI Group, Inc. 2022 Omnibus Equity Award Plan, as amended and restated, as amended by the Second Amendment thereto (as amended, the "2022 Plan") and the DHI Group, Inc. 2020 Employee Stock Purchase Plan, as amended by the First Amendment thereto (the "ESPP") as a result of the antidilution or other adjustment provisions contained therein, including stock splits, stock dividends, and other similar transactions. (1) (b) Represents 2,800,000 shares of common stock, par value $0.01 per share of the Registrant ("common stock") reserved for issuance under the 2022 Plan. (1) (c) Estimated in accordance with paragraphs (c) and (h) of Rule 457 of the Securities Act, based upon the average of the high and low prices of shares of the registrant's common stock on May 21, 2026, as reported on the New York Stock Exchange. (2) (a) See note 1(a) above. (2) (b) Represents 500,000 shares of common stock reserved for issuance under the ESPP. (2) (c) Estimated in accordance with paragraphs (c) and (h) of Rule 457 of the Securities Act, based upon the average of the high and low prices of shares of the registrant's common stock on May 21, 2026, as reported on the New York Stock Exchange.